Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 –  Income Taxes

The Company had no income tax expense due to operating loss incurred for the year ended December 31, 2014.

The tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2014 are comprised of the following:

As of December 31, 2014

Deferred tax assets:
Net-operating loss carryforward	$455,491
Stock-based compensation	5,177,726

Total Deferred Tax Assets	5,633,217
Valuation allowance	(5,633,217)
Deferred Tax Asset, Net of Allowance	$-

At December 31, 2014, the Company had net operating loss carry forwards for federal and state tax purposes of approximately $1,155,000 which begin to expire in 2034. Prior to the merger, the Company (Bitcoin Shop Inc.) had generated approximately $1,100,000 of net operating loss carryforwards, which the Company’s preliminary analysis indicates would be subject to significant limitations pursuant to Internal Revenue Code Section 382. Therefore, the Company recorded no deferred tax asset related to Bitcoin Shop Inc’s previous net operating loss carryforwards.   The Company has not performed a detailed analysis to determine whether an ownership change under Section 382 of the IRC has occurred.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible.  Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment.  In case the deferred tax assets will not be realized in future periods, the Company has provided a valuation allowance for the full amount of the deferred tax assets at December 31, 2014.  The valuation allowance increased by approximately $5,633,000 as of December 31, 2014.

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the year ended December 31, 2014

Statutory Federal Income Tax Rate	(34.0	) %
State Taxes, Net of Federal Tax Benefit	(5.3	) %
Others	1.1%
Change in Valuation Allowance	38.2%

Income Taxes Provision (Benefit)	0.0%

The Company has not identified any uncertain tax positions requiring a reserve as of December 31, 2014.